Intangibles, Net (Details) - USD ($)	6 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Less: accumulated amortization	$ (22,646)	$ (19,883)
Intangible assets, net	53,386	61,096
Software [Member]
Intangible assets, gross	$ 33,452	35,629
Useful life years	10 years
Trademark [Member]
Intangible assets, gross	$ 42,580	$ 45,350
Useful life years	10 years